Schedule of purchase price to the fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Jun. 03, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Purchase price, amount			$ 4,081
Cash and cash equivalents		$ 27,804		$ 3,506	$ 6,678	$ 8,538	$ 9,295	$ 10,190
Prepaid expenses and deposits		$ 4			$ 81
Aeterna zentaris inc [member]
IfrsStatementLineItems [Line Items]
Shares deemed issued to Aeterna shareholders, shares	[1]		1,213,967
Shares deemed issued to Aeterna shareholders, amount	[1]		$ 8,485
Warrants issued to Aeterna shareholders, shares	[2]		633,543
Warrants issued to Aeterna shareholders, amount	[2]		$ 4,422
Equity-settled options, shares	[3]		12,949
Equity-settled options, amount	[3]		$ 9
Cash-settled DSUs, shares	[3]		49,230
Cash-settled DSUs, amount	[3]		$ 344
Warrants deemed issued, shares	[4]		114,405
Warrants deemed issued, amount	[4]		$ 2
Purchase price	[1]		2,024,094
Purchase price, amount	[1]		$ 13,262
Cash and cash equivalents			26,037
Trade and other receivables			142
Inventories			64
Income tax receivables			119
Prepaid expenses and deposits			971
Restricted cash equivalents			328
Property and equipment			235
Intangible assets	[5]		3,352
Accounts payable and accrued liabilities			(4,357)
Provisions			(424)
Income tax payable			(109)
Deferred revenues			(1,731)
Lease liabilities			(201)
Employee future benefits			(11,164)
Total provisional identifiable net assets (liabilities)			$ 13,262

[1]	The fair value of the 1,213,967 common shares deemed issued to Aeterna shareholders of $6.99 per share was based on the listed share price of Ceapro as at June 3, 2024 (CA$0.225), after giving effect to the exchange of each outstanding Ceapro common share for 0.02360 of a Aeterna common share and the foreign currency exchange rate.
[2]	The fair value of the 633,543 New Warrants issued to Aeterna shareholders was based on the listed share price of Ceapro as at June 3, 2024 of $6.99 (CA$0.225) less the exercise price of $0.01, after giving effect to the exchange of each outstanding Ceapro Common Share for 0.02360 of a Aeterna Zentaris Common Share and the foreign currency exchange rate.
[3]	In accordance with the terms of the Plan of Arrangement, Aeterna’s share-based payment awards held by employees of Aeterna continued with no modifications and are deemed to be replacement awards issued.
[4]	The fair value of the 114,405 warrants deemed issued to Aeterna warrant holders was estimated using a Black-Scholes option pricing model, considering the terms and conditions upon which the warrants were issued, using the following assumptions:
[5]	The identifiable intangible assets consist of patents expiring between 2027 and 2041 which will be amortized on their respective remaining patent life. To estimate the fair value of the intangible assets, management uses the royalty relief method to value patents using discounted cash flow models. Management developed assumptions related to revenue and EBITDA margin forecasts, attrition rates, royalty rates and discount rates.